LEASE - Balances reported in the consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 253,212	$ 32,598	$ 224,092
Operating lease liabilities	$ 277,281		$ 238,017